Expense Example - LVIP American Century Select Mid Cap Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	89	280	487	1,083	124	389	675	1,488